Performance Management - Virtus Duff & Phelps Real Asset Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25)
Performance [Table]
Average Annual Total Returns - Virtus Duff & Phelps Real Asset Fund		12 Months Ended	47 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (net) | Average Annual Return, Label [Optional Text]	MSCI World Index (net)
MSCI World Index (net) | Average Annual Return, Percent		21.09%	11.60%	12.15%	12.17%
MSCI World Index (net) | Performance Inception Date			Jan. 31, 2022
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		16.26%		9.64%	7.00%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		15.43%		8.95%	6.35%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.74%		7.41%	5.42%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		9.54%		8.13%	6.13%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		16.28%	7.22%
Class R6 Shares | Performance Inception Date			Jan. 31, 2022

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)